Condensed Consolidating Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and investments	$ 25,577	$ 22,670
Recoverables from reinsurers and prepaid reinsurance premiums	3,351	3,386
Agents' balances and premiums receivable	565	535
Deferred policy acquisition costs	901	1,031
Assets of managed investment entities	3,058	2,537
Other assets	2,386	2,082
Total assets	35,838	32,241	27,442
Liabilities and Equity:
Unpaid losses and loss adjustment expenses and unearned premiums	8,004	7,947
Annuity, life, accident and health benefits and reserves	17,147	14,555
Liabilities of managed investment entities	2,787	2,323
Long-term debt	934	952
Other liabilities	2,409	1,983
Total liabilities	31,281	27,760
Total shareholders' equity	4,411	4,331
Noncontrolling interests	146	150
Total liabilities and equity	35,838	32,241
AFG [Member]
Assets:
Cash and investments	456	412
Other assets	105	36
Investment in subsidiaries and affiliates	4,732	4,677
Total assets	5,293	5,125
Liabilities and Equity:
Long-term debt	600	600
Other liabilities	282	194
Total liabilities	882	794
Total shareholders' equity	4,411	4,331
Total liabilities and equity	5,293	5,125
GAFRI [Member]
Assets:
Cash and investments	32	33
Other assets	5	6
Investment in subsidiaries and affiliates	2,015	1,854
Total assets	2,052	1,893
Liabilities and Equity:
Long-term debt		1
Other liabilities	20	19
Total liabilities	20	20
Total shareholders' equity	2,032	1,873
Total liabilities and equity	2,052	1,893
AAG Holding [Member]
Assets:
Other assets	5	5
Investment in subsidiaries and affiliates	2,107	1,951
Total assets	2,112	1,956
Liabilities and Equity:
Long-term debt	220	219
Other liabilities	109	110
Total liabilities	329	329
Total shareholders' equity	1,783	1,627
Total liabilities and equity	2,112	1,956
All Other Subs [Member]
Assets:
Cash and investments	25,090	22,228
Recoverables from reinsurers and prepaid reinsurance premiums	3,351	3,386
Agents' balances and premiums receivable	565	535
Deferred policy acquisition costs	901	1,031
Assets of managed investment entities	3,058	2,537
Other assets	2,309	2,050
Investment in subsidiaries and affiliates	643	671
Total assets	35,917	32,438
Liabilities and Equity:
Unpaid losses and loss adjustment expenses and unearned premiums	8,004	7,947
Annuity, life, accident and health benefits and reserves	17,148	14,556
Liabilities of managed investment entities	2,787	2,323
Long-term debt	115	133
Other liabilities	2,196	1,814
Total liabilities	30,250	26,773
Total shareholders' equity	5,521	5,515
Noncontrolling interests	146	150
Total liabilities and equity	35,917	32,438
Consol. Entries [Member]
Assets:
Cash and investments	(1)	(3)
Other assets	(38)	(15)
Investment in subsidiaries and affiliates	(9,497)	(9,153)
Total assets	(9,536)	(9,171)
Liabilities and Equity:
Annuity, life, accident and health benefits and reserves	(1)	(1)
Long-term debt	(1)	(1)
Other liabilities	(198)	(154)
Total liabilities	(200)	(156)
Total shareholders' equity	(9,336)	(9,015)
Total liabilities and equity	$ (9,536)	$ (9,171)